Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000146393 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Robinson Tax Advantaged Income Fund (Institutional Class/ROBNX)
Accumulated Value	$ 1,000,000		$ 1,000,906	$ 1,050,774	$ 985,769	$ 1,134,683	$ 1,142,569	$ 1,248,392	$ 1,138,718	$ 1,182,077	$ 1,287,212	$ 1,336,675
C000146392 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Robinson Tax Advantaged Income Fund (Class C/ROBCX)
Accumulated Value	10,000		9,915	10,305	9,559	10,906	10,870	11,758	10,614	10,918	11,764	12,091
C000146391 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Robinson Tax Advantaged Income Fund (Class A/ROBAX)
Accumulated Value	9,421		9,416	9,850	9,218	10,594	10,641	11,584	10,539	10,926	11,856	12,283
C000164392 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Robinson Opportunistic Income Fund (Class A/RBNAX)
Accumulated Value	9,425		11,140	11,771	11,122	12,883	11,995	13,444	12,434	13,951	16,088	17,243
C000164393 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Robinson Opportunistic Income Fund (Class C/RBNCX)
Accumulated Value	10,000		11,723	12,287	11,532	13,263	12,252	13,618	12,503	13,930	15,936	16,956
C000164394 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Robinson Opportunistic Income Fund (Institutional Class/RBNNX)
Accumulated Value	1,000,000		1,184,591	1,254,783	1,188,723	1,380,505	1,288,692	1,448,111	1,342,507	1,508,709	1,744,440	1,876,249
Bloomberg U S Municipal Bond C000146393 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,002,481	1,057,097	1,070,652	1,151,327	1,211,340	1,229,720	1,124,870	1,196,880	1,209,493	1,260,840
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index
Accumulated Value	10,000		10,025	10,571	10,707	11,513	12,113	12,297	11,249	11,969	12,095	12,608
Bloomberg Global Aggregate Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Credit Index
Accumulated Value	10,000		10,367	11,293	10,935	12,109	13,324	12,897	10,709	11,699	11,781	13,013
Bloomberg Global Aggregate Credit C000164394 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,036,694	1,129,285	1,093,468	1,210,916	1,332,398	1,289,654	1,070,890	1,169,882	1,178,124	1,301,315
Bloomberg Short Intermediate 1 10 Year Muni Bond C000146393 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		998,529	1,028,831	1,046,213	1,100,968	1,144,671	1,149,570	1,097,680	1,145,143	1,158,147	1,216,212
Bloomberg Short Intermediate 1 10 Year Muni Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Short-Intermediate 1-10 Year Muni Bond Index
Accumulated Value	$ 10,000		$ 9,985	$ 10,288	$ 10,462	$ 11,010	$ 11,447	$ 11,496	$ 10,977	$ 11,451	$ 11,581	$ 12,162